INCOME TAXES (Details) ¥ in Thousands, $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended					48 Months Ended
	Nov. 30, 2020	Aug. 31, 2019	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023
Income tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%	25.00%
Income tax benefit (expense)			¥ 1,008,874	$ 142,097		¥ 736,804	¥ 1,258,196
Hong Kong
Income tax rate (as a percent)			16.50%	16.50%	16.50%
Next tax rate for first minimum portion of assessable profits			8.25%	8.25%	8.25%
Income tax benefit (expense)					$ 2
Subsidiaries [Member]
Preferential tax rate			15.00%	15.00%	15.00%
Percentage of income tax exempt	40.00%
West Development | Subsidiaries [Member]
Preferential tax rate		15.00%
Qiyu.
Preferential tax rate			15.00%	15.00%	15.00%
Qiyu. | Twenty Nineteen To Twenty Twenty Three
Preferential tax rate	9.00%
Qiyu. | Twenty Twenty Three To Twenty Twenty Seven
Preferential tax rate		9.00%
Qiyu. | High And New Technology Enterprises
Preferential tax rate								15.00%
Beihai Borui Credit Service Co., Ltd
Preferential tax rate			15.00%	15.00%	15.00%